Offerings	Sep. 26, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, reserved for issuance upon the exercise of stock options outstanding under the 2012 Plan
Amount Registered | shares	3,557,942
Proposed Maximum Offering Price per Unit	13.26
Maximum Aggregate Offering Price	$ 47,178,310.92
Fee Rate	0.01531%
Amount of Registration Fee	$ 7,223.00
Offering Note	1a. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement on Form S-8 (the "Registration Statement") also covers an indeterminate number of additional shares of Class A common stock, par value $0.00001 per share ("Class A common stock") of Via Transportation, Inc. (the "Registrant") that may be offered and issued to prevent dilution resulting from stock splits, stock distributions, recapitalizations or other similar transactions. 1b. Represents shares of Class A common stock reserved for issuance pursuant to stock options outstanding under the Registrant's 2012 Equity Incentive Plan (the "2012 Plan") as of the date of this Registration Statement. 1c. Up to 2,662,128 shares of Class A common stock subject to stock options outstanding under the 2012 Plan or the Registrant's 2018 Equity Incentive Plan (the "2018 Plan") that (i) expire or otherwise terminate without having been exercised in full, (ii) are tendered to or withheld by the Registrant for payment of the exercise price or for satisfaction of tax withholding obligations or (iii) are forfeited to or repurchased by the Registrant due to failure to vest will become available for issuance under the Registrant's 2025 Omnibus Incentive Plan and this Registration Statement. 1d. Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(h) under the Securities Act. The proposed maximum offering price per unit and maximum aggregate offering price are based upon $13.26, which is the weighted-average exercise price for shares of Class A common stock issuable upon the exercise of options outstanding under the 2012 Plan as of the date of this Registration Statement.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, reserved for issuance upon the exercise of stock options outstanding under the 2018 Plan
Amount Registered | shares	6,004,200
Proposed Maximum Offering Price per Unit	14.29
Maximum Aggregate Offering Price	$ 85,800,018.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 13,135.98
Offering Note	See note 1a. See note 1c. 2a. Represents shares of Class A common stock reserved for issuance pursuant to stock options outstanding under the 2018 Plan as of the date of this Registration Statement. 2b. Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(h) under the Securities Act. The proposed maximum offering price per unit and maximum aggregate offering price are based upon $14.29, which is the weighted-average exercise price for shares of Class A common stock issuable upon the exercise of options outstanding under the 2018 Plan as of the date of this Registration Statement.